IMPORTANT NOTICE TO SHAREHOLDERS
WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Large Company Growth Portfolio	Wilshire 5000® Index Fund
Investment Class Shares (DTLGX)	Investment Class Shares (WFIVX)
Institutional Class Shares (WLCGX)	Institutional Class Shares (WINDX)

Large Company Value Portfolio	Wilshire International Equity Fund
Investment Class Shares (DTLVX)	Investment Class Shares (WLCTX)
Institutional Class Shares (WLCVX)	Institutional Class Shares (WLTTX)

Small Company Growth Portfolio	Wilshire Income Opportunities Fund
Investment Class Shares (DTSGX)	Investment Class Shares (WIORX)
Institutional Class Shares (WSMGX)	Institutional Class Shares (WIOPX)

Small Company Value Portfolio	each, a “Fund,” and collectively, the “Funds”
Investment Class Shares (DTSVX)
Institutional Class Shares (WSMVX)

Supplement dated October 20, 2020 to the Company’s Summary Prospectus and Statutory Prospectus, dated April 30, 2020, as previously supplemented

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE COMPANY’S SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS

1.Acquisition of Wilshire Associates Incorporated

The following disclosure supplements the “Management” section of each Fund’s Summary Prospectus and Statutory Prospectus and the “Management of the Portfolios” section of the Funds’ Statutory Prospectus:

On September 30, 2020, Wilshire Associates Incorporated (“Wilshire”) entered into a definitive agreement with Monica HoldCo (US), Inc. (the “Purchaser”) to acquire Wilshire (the “Transaction”). The Purchaser is a newly formed corporation and through various holding company structures is controlled by CC Capital Partners, LLC and Motive Capital Management, LLC. The Transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of other conditions, the Transaction is expected to be completed by the end of the fourth quarter of 2020.

Under the Investment Company Act of 1940, as amended, consummation of the Transaction will result in the automatic termination of the Funds’ investment advisory agreement with Wilshire. Therefore, on October 7, 2020, the Board of Directors of the Company (“Board”) approved a new investment advisory agreement between the Company, on behalf of the Funds, and Wilshire. In the event the Transaction is consummated before a Fund’s shareholders approve the new investment advisory agreement, an interim investment advisory agreement will be implemented. More detailed information about the Transaction will be provided in a proxy statement that is expected to be sent to shareholders in the coming weeks. When you receive your proxy statement, please review it and cast your vote to avoid any future solicitations.

2.Change to Fundamental Investment Objectives

Upon the recommendation of Wilshire, the Board approved the change in investment objective of each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each a “Portfolio” and collectively, the “Portfolios”) from “fundamental” to “non-fundamental.” This change is also subject to approval by the shareholders of each Portfolio and will be described in the forthcoming proxy statement. Subject to such shareholder approval, the Board also approved changing each Portfolio’s investment objective to “seek capital appreciation.”

The following supplements the “MORE INFORMATION ABOUT INVESTMENTS AND RISKS” section of the Portfolios’ Prospectus.

The investment objective of each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio Wilshire Income Opportunities Fund is not fundamental, and may be changed by the Board of Directors without shareholder approval with 60 days’ written notice.

3.Change to Non-Diversification Status

Upon the recommendation of Wilshire, the Board approved the change in the Large Company Growth Portfolio’s sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified.” This change is subject to approval by shareholders of the Large Company Growth Portfolio and will be described in the forthcoming proxy statement.

The following supplements the “Principal Investment Strategies” section of the Portfolio’s Prospectus.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The following supplements the “Principal Risks” and “Additional Investment Strategies and Risks of the Style Portfolios” sections of the Portfolio’s Prospectus.

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

IMPORTANT NOTICE TO SHAREHOLDERS
WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Large Company Growth Portfolio	Wilshire 5000® Index Fund
Investment Class Shares (DTLGX)	Investment Class Shares (WFIVX)
Institutional Class Shares (WLCGX)	Institutional Class Shares (WINDX)

Large Company Value Portfolio	Wilshire International Equity Fund
Investment Class Shares (DTLVX)	Investment Class Shares (WLCTX)
Institutional Class Shares (WLCVX)	Institutional Class Shares (WLTTX)

Small Company Growth Portfolio	Wilshire Income Opportunities Fund
Investment Class Shares (DTSGX)	Investment Class Shares (WIORX)
Institutional Class Shares (WSMGX)	Institutional Class Shares (WIOPX)

Small Company Value Portfolio	each, a “Fund,” and collectively, the “Funds”
Investment Class Shares (DTSVX)
Institutional Class Shares (WSMVX)

Supplement dated October 20, 2020 to the Company’s
Statement of Additional Information (“SAI”), dated April 30, 2020, as previously supplemented

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE COMPANY’S STATEMENT OF ADDITIONAL INFORMATION

Upon the recommendation of Wilshire, the Board approved changing the Large Company Growth Portfolio’s sub-classification from “diversified” to “non-diversified” for purposes of Section 5(b)(1) of the Investment Company Act of 1940, as amended. This change is subject to shareholders of the Large Company Growth Portfolio and will be described in the forthcoming proxy statement. Subject to shareholder approval, fundamental investment restrictions numbers 7 and 8 are hereby deleted with respect to the Large Company Growth Portfolio.